Equity - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018	Dec. 31, 2017
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Subscribed and fully paid share capital	$ 107,101,000,000		$ 107,101,000,000
Shares par value	0		0
Cumulative translation adjustment	(6,076,000,000)	$ (2,203,000,000)	(6,255,000,000)	$ (842,000,000)
Foreign exchange rate variation loss	(8,484,000,000)	$ (2,406,000,000)	(8,822,000,000)	$ (670,000,000)
Cumulative balance of foreign exchange variation losses	(92,512,000,000)		(92,512,000,000)		$ (81,442,000,000)	$ (81,422,000,000)
Cumulative translation adjustment [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Foreign exchange rate variation loss			(4,760,000,000)
Cumulative balance of foreign exchange variation losses	$ (14,333,000,000)		$ (14,333,000,000)
Common Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Shares outstanding	7,442,454,142		7,442,454,142
Preference Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [Line Items]
Shares outstanding	5,602,042,788		5,602,042,788